Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3	☒

(Check appropriate box or boxes.)

Advisers Investment Trust

(Exact Name of Registrant as Specified in Charter)

4041 N. High Street, Suite 402

Columbus, OH 43214

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 255-5550

Scott A. Englehart

4041 N. High Street, Suite 402

Columbus, OH 43214

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No.1 to the Registration Statement on Form N-1A (the “Registration Statement”) of Advisers Investment Trust hereby incorporates Parts A, B and C from Pre-Effective Amendment No. 2 to the Registration Statement filed on November 25, 2011. The Registration Statement was declared effective on December 2, 2011, and the definitive form of each Prospectus and the Statement of Additional Information was filed on December 5, 2011 pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, as amended. This Post-Effective Amendment No. 1 to the Registration Statement is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 2 to the Registration Statement.

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Advisers Investment Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Columbus, and the State of Ohio on the 22st day of December, 2011.

ADVISERS INVESTMENT TRUST

By:	/s/ Scott A. Englehart_
Scott A. Englehart

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott A. Englehart Scott A. Englehart	Trustee and President (Principal Executive Officer)	December 22, 2011

/s/ D’Ray R. Moore D’Ray R. Moore*	Trustee	December 22, 2011

/s/ Steven R. Sutermeister Steven R. Sutermeister*	Trustee	December 22, 2011

/s/ Michael M. Van Buskirk Michael M. Van Buskirk*	Trustee	December 22, 2011

/s/ Troy Sheets Troy Sheets	Treasurer (Principal Financial Officer)	December 22, 2011

By:	/s/ Dina Tantra
Dina A. Tantra, as Attorney-in-Fact

* Pursuant to Power	of Attorney

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase